Investment Strategy - T-REX 2X LONG SKHY DAILY TARGET ETF	Jun. 08, 2026
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
The Fund, under normal circumstances, invests at least 80% of its net assets (plus any borrowings for investment purposes) in financial instruments that are designed to provide, in the aggregate, 200% exposure to the price performance of the Reference Asset on a daily basis. Factors such as counterparty capacity may result in the Fund not achieving its 200% daily investment objective.

The Fund intends to enter into total return swap transactions primarily utilizing the ADRs as the underlying security. The ADRs are receipts, issued by an American bank or trust company, that evidence ownership of underlying securities issued by SK hynix. The ADRs will be issued in registered form and are designed for use in U.S. securities markets. The ADRs will be sponsored ADRs, meaning they are issued pursuant to a formal agreement between the depositary bank and SK hynix. In a sponsored ADR arrangement, the foreign issuer typically assumes certain obligations, which may include paying some or all of the depositary’s transaction fees and providing financial and other information to support the ADR program. Sponsored ADRs generally provide holders with more timely and comprehensive information about the foreign issuer, and voting rights with respect to the deposited securities are typically passed through to ADR holders. In addition, the ADRs are subject to U.S. reporting requirements, and SK hynix will be required to make filings with the U.S. Securities and Exchange Commission ("SEC"). The performance and return profile of the ADRs may at times deviate, potentially significantly, from that of SK hynix issuer due to various factors, including but not limited to currency fluctuations, differences in market trading hours, and liquidity conditions.

The Fund will enter into one or more swap agreements with financial institutions whereby the Fund and the financial institution will agree to exchange the return earned on an investment by the Fund in the Reference Asset that is equal, on a daily basis, to 200% of the value of the Fund’s net assets. The Fund may also invest directly in the Reference Asset. Direct investments in the ADRs will typically be less efficient than the use of swap agreements because direct investments in the ADRs do not provide leveraged returns. This may result in the Fund not achieving its 200% daily investment objective. The Fund may use a combination of swaps on the Reference Asset and swaps or other derivatives on various investment vehicles that are designed to track the performance of the Reference Asset. The underlying investment vehicle may not track the performance of the Reference Asset due to embedded costs and other factors, which may increase the Fund’s correlation risk and impact the Fund’s ability to correlate with the Reference Asset. The Adviser will determine the allocation of the Fund’s investments in swap agreements and direct investments in the ADRs based upon various factors including, but not limited to, counterparty capacity, financing charges, liquidity, collateral availability, and overall market conditions for a particular instrument.

The Adviser attempts to consistently apply leverage to obtain exposure to the Reference Asset equal to 200% of the value of the Fund's net assets and expects to rebalance the Fund’s holdings daily to maintain such exposure. As a result of its investment strategies, the Fund will be concentrated in the industry to which the SK hynix is assigned (i.e., hold 25% or more of its total assets in investments that provide leveraged exposure in the industry to which SK hynix is assigned). As of the date of this prospectus, SK hynix is assigned to the technology sector and the semiconductor industry.

The Fund will attempt to achieve its investment objective without regard to overall market movement or the increase or decrease of the value of the Reference Asset. At the close of the markets each trading day, the Adviser rebalances the Fund’s portfolio so that its exposure to the Reference Asset is consistent with the Fund’s investment objective. The impact of the Reference Asset’s price movements during the day will affect whether the Fund’s portfolio needs to be rebalanced. For example, if the price of the Reference Asset has risen on a given day, net assets of the Fund should rise, meaning that the Fund’s exposure will need to be increased. Conversely, if the price of the Reference Asset has fallen on a given day, net assets of the Fund should fall, meaning the Fund’s exposure will need to be reduced. This daily rebalancing typically results in high portfolio turnover. On a day-to-day basis, the Fund is expected to hold money market funds, deposit accounts with institutions with high quality (investment grade) credit ratings, and/or short-term debt instruments that have terms-to-maturity of less than 397 days and exhibit high quality (investment grade) credit profiles, including U.S. government securities and repurchase agreements.

The Fund may invest in other exchange-traded funds for cash management purposes. Such exchange-traded funds may include The Laddered T-Bill ETF, a series of the REX ETF Trust, which the Board of Trustees of the Fund has determined to be within the same group of investment companies as the Fund.

Generally, the Fund pursues its investment objective regardless of market conditions and does not generally take defensive positions. If the Fund’s Reference Asset moves more than 50% on a given trading day in a direction adverse to the Fund, the Fund’s investors would lose all of their money.

The terms “daily,” “day,” and “trading day,” refer to the period from the close of the markets on one trading day to the close of the markets on the next trading day. The Fund is “non-diversified,” under the Investment Company Act of 1940, as amended. Additionally, the Fund’s investment objective is not a fundamental policy and may be changed by the Fund’s Board of Trustees without shareholder approval.

SK hynix, Inc.

SK hynix is a South Korean multinational semiconductor company that specializes in the manufacture of memory chips, including dynamic random-access memory (“DRAM”) and NAND flash memory, which are used in a wide range of electronic devices such as personal computers, smartphones, servers, and data centers. SK hynix is headquartered in Icheon, South Korea, and its common stock is primarily listed and traded on the Korea Exchange. As of March 2026, SK hynix has a market cap of approximately $460 billion and annual revenue for 2025 was reported as $59.4 billion.

As of the date of this prospectus, SK hynix is in the process of registering the ADRs with the SEC pursuant to the Securities Act of 1933, as amended, which are expected to be registered prior to the Fund's launch. Information provided to or filed with the SEC by SK hynix may be located on the SEC's website (www.sec.gov) by reference to SEC file number 333-296987. Information regarding SK hynix, Inc. may also be obtained from other sources, including, but not limited to, SK hynix's website (www.skhynix.com), press releases, newspaper articles, and other publicly disseminated documents. Neither the Fund nor the Adviser is responsible for the content of such other sources.
The Fund has derived all disclosures contained in this document regarding SK hynix from the publicly available documents described above. Neither the Fund, the Trust, the Adviser nor any affiliate has participated in the preparation of such documents. Neither the Fund, the Trust, the Adviser nor any affiliate makes any representation that such publicly available documents or any other publicly available information regarding SK hynix is accurate or complete. Furthermore, the Fund cannot give any assurance that all events occurring prior to the date of the prospectus (including events that would affect the accuracy or completeness of the publicly available documents described above) that would affect the trading price of SK hynix have been publicly disclosed. Subsequent disclosure of any such events or the disclosure of, or failure to disclose, material future events concerning SK hynix could affect the value of the Fund’s investments with respect to SK hynix and therefore the value of the Fund.

Because of daily rebalancing and the compounding of each day’s return over time, the return of the Fund for periods longer than a single day will be the result of each day’s returns compounded over the period, which will very likely differ from 200% of the return of the Reference Asset over the same period. The Fund will lose money if the Reference Asset performance is flat over time, and as a result of daily rebalancing, the Reference Asset’s volatility and the effects of compounding, it is even possible that the Fund will lose money over time while the Reference Asset’s performance increases over a period longer than a single day.

The Fund may enter into swap agreements with a limited number of counterparties. If the Reference Asset has a dramatic move in price that causes a material decline in the Fund’s NAV over certain stated periods agreed to by the Fund and the counterparty, the terms of a swap agreement between the Fund and its counterparty may permit the counterparty to immediately close out all swap transactions with the Fund. There is a risk that no suitable counterparties will be willing to enter into, or continue to enter into, transactions with the Fund and, as a result, the Fund may not be able to achieve its leveraged investment objective or may decide to change its leveraged investment objective.

Additionally, the Fund may invest between 40-80% of the Fund’s portfolio depending on the amount of collateral required by the Fund’s counterparties in (1) U.S. Government securities, such as bills, notes and bonds issued by the U.S. Treasury; (2) money market funds; (3) short term bond ETFs and/or (4) corporate debt securities, such as commercial paper and other short-term unsecured promissory notes issued by businesses that are rated investment grade or of comparable quality.

Rule 35d-1 Eighty Percent Investment Policy [Text Block]	The Fund, under normal circumstances, invests at least 80% of its net assets (plus any borrowings for investment purposes) in financial instruments that are designed to provide, in the aggregate, 200% exposure to the price performance of the Reference Asset on a daily basis.
Strategy Portfolio Concentration [Text]	The Adviser attempts to consistently apply leverage to obtain exposure to the Reference Asset equal to 200% of the value of the Fund's net assets and expects to rebalance the Fund’s holdings daily to maintain such exposure. As a result of its investment strategies, the Fund will be concentrated in the industry to which the SK hynix is assigned (i.e., hold 25% or more of its total assets in investments that provide leveraged exposure in the industry to which SK hynix is assigned). As of the date of this prospectus, SK hynix is assigned to the technology sector and the semiconductor industry.